Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2022	2023
	$	$
At cost:
Computer and network equipment	1,592	954
Office equipment	1,318	1,280
Motor vehicles	171	227
Production equipment	466	465
	3,547	2,926
Less: accumulated depreciation	(2,523)	(2,081)

	1,024	845

Depreciation expense from continuing operations was $114, $346 and $424 for the years ended December 31, 2021, 2022 and 2023, respectively. Certain fully depreciated computer equipment, motor vehicles and office equipment were disposed in the year 2023.

	For the years ended December 31,
	2021	2022	2023
	$	$	$
Cost of revenues	-	145	261
Sales and marketing expenses	-	26	-
General and administrative expenses	44	155	151
Research and development expenses	70	20	12

	114	346	424